DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Exchange rate	6.5250
Net revenues [Member]
Concentration Risk [Line Items]
Concentration percentage	10.00%
Net revenues [Member] | Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	66.90%	64.00%	56.20%
Net revenues [Member] | Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	16.80%	22.90%	28.70%
Net revenues [Member] | Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	13.80%	19.00%	18.30%
Net revenues [Member] | Product concentration [Member] | K-12 Programming [Member]
Concentration Risk [Line Items]
Concentration percentage	20.60%	12.80%	7.10%
Net revenues [Member] | Product concentration [Member] | K-12 Robotics Programming [Member]
Concentration Risk [Line Items]
Concentration percentage	15.70%	9.30%	2.10%
Net revenues [Member] | Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	17.20%	13.80%	13.50%